Shareholder Report	6 Months Ended
May 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Financial Trust
Entity Central Index Key	0000708191
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Fidelity Advisor Equity Dividend Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Dividend Income Fund
Class Name	Fidelity® Equity Dividend Income Fund Class A
Trading Symbol	FIAOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Equity Dividend Income Fund for the period May 29, 2025 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 1	0.83%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.83%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 5,486,990,123
Holdings Count | shares	120
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$5,486,990,123
Number of Holdings	120
Portfolio Turnover	50%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.7 Health Care 13.0 Industrials 11.0 Information Technology 10.6 Consumer Staples 10.5 Energy 7.9 Communication Services 6.4 Utilities 6.3 Materials 4.4 Real Estate 4.0 Consumer Discretionary 3.2 Common Stocks 98.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 93.2 United Kingdom 2.8 France 2.0 Taiwan 0.8 Canada 0.5 Korea (South) 0.4 Denmark 0.2 Japan 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.2 United Kingdom - 2.8 France - 2.0 Taiwan - 0.8 Canada - 0.5 Korea (South) - 0.4 Denmark - 0.2 Japan - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Shell PLC ADR 3.1 US Bancorp 2.7 Cisco Systems Inc 2.4 GSK PLC ADR 2.3 Wells Fargo & Co 2.3 Comcast Corp Class A 2.2 Chubb Ltd 2.1 Cigna Group/The 2.1 Exxon Mobil Corp 2.0 M&T Bank Corp 2.0 23.2
Fidelity Advisor Convertible Securities Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Convertible Securities Fund
Class Name	Fidelity Advisor® Convertible Securities Fund Class A
Trading Symbol	FACVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 46	0.94%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.94%
Net Assets	$ 1,796,691,877
Holdings Count | shares	313
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$1,796,691,877
Number of Holdings	313
Portfolio Turnover	82%

Holdings [Text Block]	A 1.2 BBB 8.5 BB 1.5 B 0.9 CCC,CC,C 0.6 Not Rated 66.2 Equities 20.3 Short-Term Investments and Net Other Assets (Liabilities) 0.8 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 1.2 BBB - 8.5 BB - 1.5 B - 0.9 CCC,CC,C - 0.6 Not Rated - 66.2 Equities - 20.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 78.9 Preferred Stocks 14.0 Common Stocks 6.3 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 78.9 Preferred Stocks - 14.0 Common Stocks - 6.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 98.4 Canada 0.6 Monaco 0.3 France 0.2 Taiwan 0.2 United Kingdom 0.1 Zambia 0.1 China 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.4 Canada - 0.6 Monaco - 0.3 France - 0.2 Taiwan - 0.2 United Kingdom - 0.1 Zambia - 0.1 China - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) MicroStrategy Inc 4.5 Boeing Co Series A, 6% 2.9 Wells Fargo & Co Series L, 7.5% 1.7 Uber Technologies Inc 1.6 Southern Co/The 1.5 Bank of America Corp Series L, 7.25% 1.3 DHT Holdings Inc 1.3 Rivian Automotive Inc 1.3 Snowflake Inc 1.3 Akamai Technologies Inc 1.2 18.6
Fidelity Convertible Securities Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Convertible Securities Fund
Class Name	Fidelity® Convertible Securities Fund
Trading Symbol	FCVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Convertible Securities Fund	$ 32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 1,796,691,877
Holdings Count | shares	313
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$1,796,691,877
Number of Holdings	313
Portfolio Turnover	82%

Holdings [Text Block]	A 1.2 BBB 8.5 BB 1.5 B 0.9 CCC,CC,C 0.6 Not Rated 66.2 Equities 20.3 Short-Term Investments and Net Other Assets (Liabilities) 0.8 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 1.2 BBB - 8.5 BB - 1.5 B - 0.9 CCC,CC,C - 0.6 Not Rated - 66.2 Equities - 20.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 78.9 Preferred Stocks 14.0 Common Stocks 6.3 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 78.9 Preferred Stocks - 14.0 Common Stocks - 6.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 98.4 Canada 0.6 Monaco 0.3 France 0.2 Taiwan 0.2 United Kingdom 0.1 Zambia 0.1 China 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.4 Canada - 0.6 Monaco - 0.3 France - 0.2 Taiwan - 0.2 United Kingdom - 0.1 Zambia - 0.1 China - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) MicroStrategy Inc 4.5 Boeing Co Series A, 6% 2.9 Wells Fargo & Co Series L, 7.5% 1.7 Uber Technologies Inc 1.6 Southern Co/The 1.5 Bank of America Corp Series L, 7.25% 1.3 DHT Holdings Inc 1.3 Rivian Automotive Inc 1.3 Snowflake Inc 1.3 Akamai Technologies Inc 1.2 18.6
Fidelity Advisor Equity Dividend Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Dividend Income Fund
Class Name	Fidelity® Equity Dividend Income Fund Class C
Trading Symbol	FIAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Equity Dividend Income Fund for the period May 29, 2025 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 1	1.58%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	1.58%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 5,486,990,123
Holdings Count | shares	120
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$5,486,990,123
Number of Holdings	120
Portfolio Turnover	50%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.7 Health Care 13.0 Industrials 11.0 Information Technology 10.6 Consumer Staples 10.5 Energy 7.9 Communication Services 6.4 Utilities 6.3 Materials 4.4 Real Estate 4.0 Consumer Discretionary 3.2 Common Stocks 98.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 93.2 United Kingdom 2.8 France 2.0 Taiwan 0.8 Canada 0.5 Korea (South) 0.4 Denmark 0.2 Japan 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.2 United Kingdom - 2.8 France - 2.0 Taiwan - 0.8 Canada - 0.5 Korea (South) - 0.4 Denmark - 0.2 Japan - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Shell PLC ADR 3.1 US Bancorp 2.7 Cisco Systems Inc 2.4 GSK PLC ADR 2.3 Wells Fargo & Co 2.3 Comcast Corp Class A 2.2 Chubb Ltd 2.1 Cigna Group/The 2.1 Exxon Mobil Corp 2.0 M&T Bank Corp 2.0 23.2
Fidelity Advisor Convertible Securities Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Convertible Securities Fund
Class Name	Fidelity Advisor® Convertible Securities Fund Class Z
Trading Symbol	FIQVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 27	0.55%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Net Assets	$ 1,796,691,877
Holdings Count | shares	313
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$1,796,691,877
Number of Holdings	313
Portfolio Turnover	82%

Holdings [Text Block]	A 1.2 BBB 8.5 BB 1.5 B 0.9 CCC,CC,C 0.6 Not Rated 66.2 Equities 20.3 Short-Term Investments and Net Other Assets (Liabilities) 0.8 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 1.2 BBB - 8.5 BB - 1.5 B - 0.9 CCC,CC,C - 0.6 Not Rated - 66.2 Equities - 20.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 78.9 Preferred Stocks 14.0 Common Stocks 6.3 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 78.9 Preferred Stocks - 14.0 Common Stocks - 6.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 98.4 Canada 0.6 Monaco 0.3 France 0.2 Taiwan 0.2 United Kingdom 0.1 Zambia 0.1 China 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.4 Canada - 0.6 Monaco - 0.3 France - 0.2 Taiwan - 0.2 United Kingdom - 0.1 Zambia - 0.1 China - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) MicroStrategy Inc 4.5 Boeing Co Series A, 6% 2.9 Wells Fargo & Co Series L, 7.5% 1.7 Uber Technologies Inc 1.6 Southern Co/The 1.5 Bank of America Corp Series L, 7.25% 1.3 DHT Holdings Inc 1.3 Rivian Automotive Inc 1.3 Snowflake Inc 1.3 Akamai Technologies Inc 1.2 18.6
Fidelity Advisor Convertible Securities Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Convertible Securities Fund
Class Name	Fidelity Advisor® Convertible Securities Fund Class C
Trading Symbol	FCCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 84	1.72%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.72%
Net Assets	$ 1,796,691,877
Holdings Count | shares	313
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$1,796,691,877
Number of Holdings	313
Portfolio Turnover	82%

Holdings [Text Block]	A 1.2 BBB 8.5 BB 1.5 B 0.9 CCC,CC,C 0.6 Not Rated 66.2 Equities 20.3 Short-Term Investments and Net Other Assets (Liabilities) 0.8 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 1.2 BBB - 8.5 BB - 1.5 B - 0.9 CCC,CC,C - 0.6 Not Rated - 66.2 Equities - 20.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 78.9 Preferred Stocks 14.0 Common Stocks 6.3 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 78.9 Preferred Stocks - 14.0 Common Stocks - 6.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 98.4 Canada 0.6 Monaco 0.3 France 0.2 Taiwan 0.2 United Kingdom 0.1 Zambia 0.1 China 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.4 Canada - 0.6 Monaco - 0.3 France - 0.2 Taiwan - 0.2 United Kingdom - 0.1 Zambia - 0.1 China - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) MicroStrategy Inc 4.5 Boeing Co Series A, 6% 2.9 Wells Fargo & Co Series L, 7.5% 1.7 Uber Technologies Inc 1.6 Southern Co/The 1.5 Bank of America Corp Series L, 7.25% 1.3 DHT Holdings Inc 1.3 Rivian Automotive Inc 1.3 Snowflake Inc 1.3 Akamai Technologies Inc 1.2 18.6
Fidelity Equity Dividend Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Dividend Income Fund
Class Name	Fidelity® Equity Dividend Income Fund
Trading Symbol	FEQTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Equity Dividend Income Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Equity Dividend Income Fund	$ 26	0.54%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.54%
Net Assets	$ 5,486,990,123
Holdings Count | shares	120
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$5,486,990,123
Number of Holdings	120
Portfolio Turnover	50%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.7 Health Care 13.0 Industrials 11.0 Information Technology 10.6 Consumer Staples 10.5 Energy 7.9 Communication Services 6.4 Utilities 6.3 Materials 4.4 Real Estate 4.0 Consumer Discretionary 3.2 Common Stocks 98.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 93.2 United Kingdom 2.8 France 2.0 Taiwan 0.8 Canada 0.5 Korea (South) 0.4 Denmark 0.2 Japan 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.2 United Kingdom - 2.8 France - 2.0 Taiwan - 0.8 Canada - 0.5 Korea (South) - 0.4 Denmark - 0.2 Japan - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Shell PLC ADR 3.1 US Bancorp 2.7 Cisco Systems Inc 2.4 GSK PLC ADR 2.3 Wells Fargo & Co 2.3 Comcast Corp Class A 2.2 Chubb Ltd 2.1 Cigna Group/The 2.1 Exxon Mobil Corp 2.0 M&T Bank Corp 2.0 23.2
Fidelity Equity Dividend Income Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Dividend Income Fund
Class Name	Fidelity® Equity Dividend Income Fund Class K
Trading Symbol	FETKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Equity Dividend Income Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 22	0.46%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.46%
Net Assets	$ 5,486,990,123
Holdings Count | shares	120
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$5,486,990,123
Number of Holdings	120
Portfolio Turnover	50%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.7 Health Care 13.0 Industrials 11.0 Information Technology 10.6 Consumer Staples 10.5 Energy 7.9 Communication Services 6.4 Utilities 6.3 Materials 4.4 Real Estate 4.0 Consumer Discretionary 3.2 Common Stocks 98.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 93.2 United Kingdom 2.8 France 2.0 Taiwan 0.8 Canada 0.5 Korea (South) 0.4 Denmark 0.2 Japan 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.2 United Kingdom - 2.8 France - 2.0 Taiwan - 0.8 Canada - 0.5 Korea (South) - 0.4 Denmark - 0.2 Japan - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Shell PLC ADR 3.1 US Bancorp 2.7 Cisco Systems Inc 2.4 GSK PLC ADR 2.3 Wells Fargo & Co 2.3 Comcast Corp Class A 2.2 Chubb Ltd 2.1 Cigna Group/The 2.1 Exxon Mobil Corp 2.0 M&T Bank Corp 2.0 23.2
Fidelity Advisor Convertible Securities Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Convertible Securities Fund
Class Name	Fidelity Advisor® Convertible Securities Fund Class I
Trading Symbol	FICVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 33	0.68%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.68%
Net Assets	$ 1,796,691,877
Holdings Count | shares	313
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$1,796,691,877
Number of Holdings	313
Portfolio Turnover	82%

Holdings [Text Block]	A 1.2 BBB 8.5 BB 1.5 B 0.9 CCC,CC,C 0.6 Not Rated 66.2 Equities 20.3 Short-Term Investments and Net Other Assets (Liabilities) 0.8 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 1.2 BBB - 8.5 BB - 1.5 B - 0.9 CCC,CC,C - 0.6 Not Rated - 66.2 Equities - 20.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 78.9 Preferred Stocks 14.0 Common Stocks 6.3 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 78.9 Preferred Stocks - 14.0 Common Stocks - 6.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 98.4 Canada 0.6 Monaco 0.3 France 0.2 Taiwan 0.2 United Kingdom 0.1 Zambia 0.1 China 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.4 Canada - 0.6 Monaco - 0.3 France - 0.2 Taiwan - 0.2 United Kingdom - 0.1 Zambia - 0.1 China - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) MicroStrategy Inc 4.5 Boeing Co Series A, 6% 2.9 Wells Fargo & Co Series L, 7.5% 1.7 Uber Technologies Inc 1.6 Southern Co/The 1.5 Bank of America Corp Series L, 7.25% 1.3 DHT Holdings Inc 1.3 Rivian Automotive Inc 1.3 Snowflake Inc 1.3 Akamai Technologies Inc 1.2 18.6
Fidelity Advisor Equity Dividend Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Dividend Income Fund
Class Name	Fidelity® Equity Dividend Income Fund Class M
Trading Symbol	FIAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Equity Dividend Income Fund for the period May 29, 2025 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 1	1.08%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	1.08%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 5,486,990,123
Holdings Count | shares	120
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$5,486,990,123
Number of Holdings	120
Portfolio Turnover	50%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.7 Health Care 13.0 Industrials 11.0 Information Technology 10.6 Consumer Staples 10.5 Energy 7.9 Communication Services 6.4 Utilities 6.3 Materials 4.4 Real Estate 4.0 Consumer Discretionary 3.2 Common Stocks 98.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 93.2 United Kingdom 2.8 France 2.0 Taiwan 0.8 Canada 0.5 Korea (South) 0.4 Denmark 0.2 Japan 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.2 United Kingdom - 2.8 France - 2.0 Taiwan - 0.8 Canada - 0.5 Korea (South) - 0.4 Denmark - 0.2 Japan - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Shell PLC ADR 3.1 US Bancorp 2.7 Cisco Systems Inc 2.4 GSK PLC ADR 2.3 Wells Fargo & Co 2.3 Comcast Corp Class A 2.2 Chubb Ltd 2.1 Cigna Group/The 2.1 Exxon Mobil Corp 2.0 M&T Bank Corp 2.0 23.2
Fidelity Advisor Equity Dividend Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Dividend Income Fund
Class Name	Fidelity® Equity Dividend Income Fund Class I
Trading Symbol	FIAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Equity Dividend Income Fund for the period May 29, 2025 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 0 B	0.58%
AExpenses for the full reporting period would be higher.
BAmount represents less than $.50

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.58%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 5,486,990,123
Holdings Count | shares	120
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$5,486,990,123
Number of Holdings	120
Portfolio Turnover	50%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.7 Health Care 13.0 Industrials 11.0 Information Technology 10.6 Consumer Staples 10.5 Energy 7.9 Communication Services 6.4 Utilities 6.3 Materials 4.4 Real Estate 4.0 Consumer Discretionary 3.2 Common Stocks 98.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 93.2 United Kingdom 2.8 France 2.0 Taiwan 0.8 Canada 0.5 Korea (South) 0.4 Denmark 0.2 Japan 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.2 United Kingdom - 2.8 France - 2.0 Taiwan - 0.8 Canada - 0.5 Korea (South) - 0.4 Denmark - 0.2 Japan - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Shell PLC ADR 3.1 US Bancorp 2.7 Cisco Systems Inc 2.4 GSK PLC ADR 2.3 Wells Fargo & Co 2.3 Comcast Corp Class A 2.2 Chubb Ltd 2.1 Cigna Group/The 2.1 Exxon Mobil Corp 2.0 M&T Bank Corp 2.0 23.2
Fidelity Advisor Equity Dividend Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Dividend Income Fund
Class Name	Fidelity® Equity Dividend Income Fund Class Z
Trading Symbol	FIAWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Equity Dividend Income Fund for the period May 29, 2025 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 0 B	0.46%
AExpenses for the full reporting period would be higher.
BAmount represents less than $.50

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.46%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 5,486,990,123
Holdings Count | shares	120
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$5,486,990,123
Number of Holdings	120
Portfolio Turnover	50%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.7 Health Care 13.0 Industrials 11.0 Information Technology 10.6 Consumer Staples 10.5 Energy 7.9 Communication Services 6.4 Utilities 6.3 Materials 4.4 Real Estate 4.0 Consumer Discretionary 3.2 Common Stocks 98.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 93.2 United Kingdom 2.8 France 2.0 Taiwan 0.8 Canada 0.5 Korea (South) 0.4 Denmark 0.2 Japan 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.2 United Kingdom - 2.8 France - 2.0 Taiwan - 0.8 Canada - 0.5 Korea (South) - 0.4 Denmark - 0.2 Japan - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Shell PLC ADR 3.1 US Bancorp 2.7 Cisco Systems Inc 2.4 GSK PLC ADR 2.3 Wells Fargo & Co 2.3 Comcast Corp Class A 2.2 Chubb Ltd 2.1 Cigna Group/The 2.1 Exxon Mobil Corp 2.0 M&T Bank Corp 2.0 23.2
Fidelity Advisor Convertible Securities Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Convertible Securities Fund
Class Name	Fidelity Advisor® Convertible Securities Fund Class M
Trading Symbol	FTCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 59	1.19%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.19%
Net Assets	$ 1,796,691,877
Holdings Count | shares	313
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$1,796,691,877
Number of Holdings	313
Portfolio Turnover	82%

Holdings [Text Block]	A 1.2 BBB 8.5 BB 1.5 B 0.9 CCC,CC,C 0.6 Not Rated 66.2 Equities 20.3 Short-Term Investments and Net Other Assets (Liabilities) 0.8 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 1.2 BBB - 8.5 BB - 1.5 B - 0.9 CCC,CC,C - 0.6 Not Rated - 66.2 Equities - 20.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 78.9 Preferred Stocks 14.0 Common Stocks 6.3 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 78.9 Preferred Stocks - 14.0 Common Stocks - 6.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 98.4 Canada 0.6 Monaco 0.3 France 0.2 Taiwan 0.2 United Kingdom 0.1 Zambia 0.1 China 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.4 Canada - 0.6 Monaco - 0.3 France - 0.2 Taiwan - 0.2 United Kingdom - 0.1 Zambia - 0.1 China - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) MicroStrategy Inc 4.5 Boeing Co Series A, 6% 2.9 Wells Fargo & Co Series L, 7.5% 1.7 Uber Technologies Inc 1.6 Southern Co/The 1.5 Bank of America Corp Series L, 7.25% 1.3 DHT Holdings Inc 1.3 Rivian Automotive Inc 1.3 Snowflake Inc 1.3 Akamai Technologies Inc 1.2 18.6